Taxes (Details) - Schedule of components of the benefit of (provision for) income taxes	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of components of the benefit of (provision for) income taxes [Abstract]
Current	¥ (2,189,629)	$ (343,434)	¥ (4,487,629)	¥ (4,644,300)
Deferred	3,024,851	474,434	1,582,948	1,515,220
(Provision for) benefit of income taxes	¥ 835,222	$ 131,000	¥ (2,904,681)	¥ (3,129,080)